Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($) Segment	Jul. 31, 2015	Feb. 13, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Impairments of assets	$ 0	$ 0	$ 0
Restricted cash	0	5,234,000
Equity method investment	0	0
Goodwill impairment losses recognized	0	0	0
Capitalized costs related to internal use software	0	0
Research and development expenses	5,778,000	8,584,000	8,106,000
General and administrative expenses	$ 12,983,000	$ 26,767,000	$ 12,745,000
Percentage of after tax net income transferred to statutory general reserve	10.00%	10.00%	10.00%
Statutory general reserve as percent of registered capital	50.00%	50.00%	50.00%
Dividends declared	$ 0	$ 0	$ 0
Number of operating segments | Segment	1	1	1
Number of reportable segments | Segment	1	1	1
Cost of revenues	$ 95,733,000	$ 61,048,000	$ 34,531,000
Sales and marketing expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expenses	1,727,000	1,246,000	$ 1,764,000
ASU 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cost of revenues	$ 2,236,000	2,568,000
ASU 2015-17 [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred tax liabilities, current		$ 1,067,000
OptAim Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Remaining equity interest purchased				100.00%
VAT rate	6.00%
Buzzinate Company Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Purchase of equity interest by exercising option					57.10%
Remaining equity interest purchased			66.70%		42.90%	33.30%	33.30%
Equity method investment					$ 495,000	$ 533,000